Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222697
Average Annual Return [Line Items]
Average Annual Return, Percent	28.24%	9.89%
Without Sales Load [Member] | C000222696
Average Annual Return [Line Items]
Average Annual Return, Percent	28.55%	10.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.78%	10.35%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.78%	10.35%